NOTE 23. Condensed Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 31,370	$ 75,777	$ 43,048
Prepaid expenses and other current assets	5,261	4,532
Total assets	553,119	439,306
Shareholders' equity
Ordinary shares - $0.001 par value authorized - 100,000,000 shares; issued and outstanding – 23,545,939 shares at December 31, 2013, respectively; and $0.001 par value authorized – 100,000,000 shares; issued and outstanding – 23,538,919 shares at December 31, 2012, respectively	24	24
Accumulated losses	(129,609)	(135,487)
Accumulated other comprehensive income	31,812	22,970
Total equity	252,805	228,360
Total liabilities and equity	553,119	439,306
AUTOCHINA INTERNATIONAL LIMITED
Assets
Cash and cash equivalents	96	95
Prepaid expenses and other current assets	17	230
Investment in subsidiaries	176,628	151,661
Due from subsidiaries	76,607	77,251
Total assets	253,348	229,237
Liabilities
Other payables and accrued liabilities	543	877
Shareholders' equity
Ordinary shares - $0.001 par value authorized - 100,000,000 shares; issued and outstanding – 23,545,939 shares at December 31, 2013, respectively; and $0.001 par value authorized – 100,000,000 shares; issued and outstanding – 23,538,919 shares at December 31, 2012, respectively	24	24
Additional paid-in capital	327,631	323,856
Accumulated losses	(106,662)	(118,490)
Accumulated other comprehensive income	31,812	22,970
Total equity	252,805	228,360
Total liabilities and equity	$ 253,348	$ 229,237